CONSOLIDATED STATEMENTS OF CASH FLOWS ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)		Dec. 31, 2019 ILS (₪)		Dec. 31, 2018 ILS (₪)
CASH FLOWS - OPERATING ACTIVITIES
Profit from continuing operations | ₪			₪ 52,209		₪ 51,511		₪ 24,967
Adjustments to reconcile net profit to net cash used in (used to) continuing operating activities (Appendix A) | ₪			11,967		(51,948)		(818)
Net cash from/ (used in) continuing operating activities | ₪			64,176		(437)		24,149
Cash flows - investing activities
Acquisition of property plant and equipment | ₪			(2,903)		(1,791)		(2,143)
Proceeds from sale of property plant and Equipment | ₪			108				415
Loans granted to others | ₪			(20,000)	[1]	(43,650)	[1]
Proceeds from loans granted to others | ₪			18,943		26,000
Proceeds of non-current financial assets | ₪							3,970
Proceeds from sale (purchase) of marketable securities, net | ₪			(20,739)		11,336		(8,058)
Net cash used in investing activities | ₪			(24,591)		(8,105)		(5,816)
Cash flows - financing activities
Lease liability payments | ₪			(1,819)		(1,128)
Shares issue | ₪			42,471
Acquisition of treasury shares | ₪					(628)
Net cash from (used in) financing activities | ₪			40,652		(1,756)
Increase (decrease) in cash and cash equivalents | ₪			80,237		(10,298)		18,333
Cash and cash equivalents at the beginning of the financial year | ₪			121,860		134,287		113,062
Exchange (losses)/gains on cash and cash equivalents | ₪			(275)		(2,129)		2,892
Cash and cash equivalents of the end of the financial year | ₪			201,822		121,860		134,287
A. Adjustments to reconcile net profit to net cash from operating activities
Decrease (Increase) in deferred income taxes | ₪			1,586		2,064		(2,379)
Unrealized loss (gain) on marketable securities | ₪			(6,115)		(14,972)		13,673
Depreciation and amortization | ₪			5,690		4,815		3,614
Capital gain on disposal of property plant and equipment | ₪			(108)				(69)
Exchange (losses)/gains on cash and cash equivalents | ₪			275		2,129		(2,892)
Changes in assets and liabilities:
Decrease (increase) in trade receivables and other receivables | ₪			22,029		(29,776)		(187)
Decrease (Increase) in inventories | ₪			12,034		(22,259)		(9,390)
Increase (decrease) in trade and other payables, and other current liabilities | ₪			(1,861)		16,050		4,523
Cash generated from operations | ₪			33,530		(41,949)		6,893
Income tax paid | ₪			(21,563)		(9,999)		(7,711)
Net cash flows from operating activities | ₪			₪ 11,967		₪ (51,948)		₪ (818)
US Dollars [Member]
CASH FLOWS - OPERATING ACTIVITIES
Profit from continuing operations | $	[2]	$ 16,240
Adjustments to reconcile net profit to net cash used in (used to) continuing operating activities (Appendix A) | $	[2]	3,722
Net cash from/ (used in) continuing operating activities | $	[2]	19,962
Cash flows - investing activities
Acquisition of property plant and equipment | $	[2]	(903)
Proceeds from sale of property plant and Equipment | $	[2]	34
Loans granted to others | $	[1]	(6,221)
Proceeds from loans granted to others | $	[2]	5,892
Proceeds of non-current financial assets | $	[2]
Proceeds from sale (purchase) of marketable securities, net | $	[2]	(6,451)
Net cash used in investing activities | $	[2]	(7,649)
Cash flows - financing activities
Lease liability payments | $	[2]	(566)
Shares issue | $	[2]	13,210
Acquisition of treasury shares | $	[2]
Net cash from (used in) financing activities | $	[2]	12,644
Increase (decrease) in cash and cash equivalents | $	[2]	24,957
Cash and cash equivalents at the beginning of the financial year | $	[2]	37,904
Exchange (losses)/gains on cash and cash equivalents | $	[2]	(86)
Cash and cash equivalents of the end of the financial year | $	[2]	62,775
A. Adjustments to reconcile net profit to net cash from operating activities
Decrease (Increase) in deferred income taxes | $	[2]	493
Unrealized loss (gain) on marketable securities | $	[2]	(1,903)
Depreciation and amortization | $	[2]	1,770
Capital gain on disposal of property plant and equipment | $	[2]	(34)
Exchange (losses)/gains on cash and cash equivalents | $	[2]	86
Changes in assets and liabilities:
Decrease (increase) in trade receivables and other receivables | $	[2]	6,853
Decrease (Increase) in inventories | $	[2]	3,743
Increase (decrease) in trade and other payables, and other current liabilities | $	[2]	(579)
Cash generated from operations | $	[2]	10,429
Income tax paid | $	[2]	(6,707)
Net cash flows from operating activities | $	[2]	$ 3,722

[1]	The interest rate given varies from 5%-8%. Interest income from loans granted to others amounted in 2020 to NIS 719 thousand (2019: NIS 930 thousand).
[2]	Convenience Translation into US Dollars.